Derivative Financial Instruments - Summary of Effectiveness of Cash Flow and Net Investment Hedges on Consolidated Statement of Income and Consolidated Statement of Other Comprehensive Income (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI gains/ (losses) beginning of year	$ (10,271)	$ (10,002)
Net gains (losses) recognized in OCI	5,311	2,484
Amount reclassified to net income as the hedged item affects net income	(1,230)	(2,753)
AOCI gains/ (losses) ending of year	(6,190)	(10,271)
Active hedges	(5,426)	(10,026)
Discountinued hedges	(764)	(245)
Cash flow hedges [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI gains/ (losses) beginning of year	(6,210)	(6,518)
Net gains (losses) recognized in OCI	5,195	3,763
Amount reclassified to net income as the hedged item affects net income	(2,000)	(3,455)
AOCI gains/ (losses) ending of year	(3,015)	(6,210)
Active hedges	(2,324)	(6,060)
Discountinued hedges	(691)	(150)
Cash flow hedges [member] | Interest rate risk [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI gains/ (losses) beginning of year	(3,480)	(3,458)
Net gains (losses) recognized in OCI	1,746	(504)
Amount reclassified to net income as the hedged item affects net income	558	482
AOCI gains/ (losses) ending of year	(1,176)	(3,480)
Active hedges	(490)	(3,227)
Discountinued hedges	(686)	(253)
Cash flow hedges [member] | Currency or interest rate risk [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI gains/ (losses) beginning of year	(2,007)	(1,875)
Net gains (losses) recognized in OCI	1,356	(655)
Amount reclassified to net income as the hedged item affects net income	(48)	523
AOCI gains/ (losses) ending of year	(699)	(2,007)
Active hedges	(733)	(2,096)
Discountinued hedges	34	89
Cash flow hedges [member] | Currency risk [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI gains/ (losses) beginning of year	(703)	(1,181)
Net gains (losses) recognized in OCI	1,830	4,989
Amount reclassified to net income as the hedged item affects net income	(2,324)	(4,511)
AOCI gains/ (losses) ending of year	(1,197)	(703)
Active hedges	(1,158)	(708)
Discountinued hedges	(39)	5
Cash flow hedges [member] | Equity price risk [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI gains/ (losses) beginning of year	(20)	(4)
Net gains (losses) recognized in OCI	263	(67)
Amount reclassified to net income as the hedged item affects net income	(186)	51
AOCI gains/ (losses) ending of year	57	(20)
Active hedges	57	(29)
Discountinued hedges		9
Hedges of net investment in foreign operations [member] | Currency risk [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI gains/ (losses) beginning of year	(4,061)	(3,484)
Net gains (losses) recognized in OCI	116	(1,279)
Amount reclassified to net income as the hedged item affects net income	770	702
AOCI gains/ (losses) ending of year	(3,175)	(4,061)
Active hedges	(3,102)	(3,966)
Discountinued hedges	$ (73)	$ (95)